Short-Term Investments	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Short-term investments

Note 4. Short-term investments

Short-term investments consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Short-term investments	$3,000,000	$—
Total	$3,000,000	$—

During the six months ended June 30, 2026, the Company entered into an investment management agreement with a third party for a principal amount of US$3.0 million. The investment has a term of 12 months and provides for a minimum annualized return of 5%.